[LOGO]

[THE HARTFORD]

January 10, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-136547 HPRM Foundation
Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-136548 HPRM Foundation

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                 The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the above-referenced Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants most recent post-effective amendment; and

2.                 The text of the Registrants most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 15, 2010.

If you have any questions concerning this filing, please do not hesitate to contact me at 860-843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist